Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands			6 Months Ended
	Dec. 08, 2022 CNY (¥)	Dec. 08, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Parent only financial information
Net cash used in operating activities			¥ (160,140)	$ (22,084)	¥ (46,630)
Cash flows used in investing activities:
Investment in short-term investments			(10,000)	(1,379)	(262,896)
Net cash used in investing activities			46,849	6,461	(155,759)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	¥ 3,136	$ 450	264	36
Proceeds from issuance of convertible bonds, net of issuance costs			145,064	20,005
Net cash provided by financing activities			73,404	10,122	(49,510)
Effect of exchange rate changes on cash and cash equivalents			1,659	229	9,601
Net (decrease) increase in cash and cash equivalents			(38,228)	(5,272)	(242,298)
Cash, cash equivalents and restricted cash at the beginning of the period			182,745	25,202	516,238
Cash, cash equivalents and restricted cash at the end of the period			144,517	$ 19,930	273,940
Reportable Legal Entities | Parent Company
Parent only financial information
Net cash used in operating activities			(143,941)		2,155
Cash flows used in investing activities:
Investment in short-term investments					(162,180)
Proceeds from redemption of short-term investments					18,153
Net cash used in investing activities					(144,027)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			264
Proceeds from issuance of convertible bonds, net of issuance costs			145,064
Net cash provided by financing activities			145,328
Effect of exchange rate changes on cash and cash equivalents			1,267		9,159
Net (decrease) increase in cash and cash equivalents			2,654		(132,713)
Cash, cash equivalents and restricted cash at the beginning of the period			22,710		162,974
Cash, cash equivalents and restricted cash at the end of the period			¥ 25,364		¥ 30,261